Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
January 31, 2025
DIFK6-NPRT1-0425
1.9883985.107
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	292,369	7,285,663
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	781,420	36,335,751
TOTAL AUSTRALIA		43,621,414
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	190,298	37,153,530
BRAZIL - 0.3%
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	939,800	5,437,092
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	1,062,600	9,849,512
TOTAL BRAZIL		15,286,604
CANADA - 5.6%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	754,007	39,818,376
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp	468,710	23,178,304
Canadian Natural Resources Ltd	1,385,309	42,083,044
Imperial Oil Ltd	465,949	30,992,734
MEG Energy Corp	580,164	9,512,718
South Bow Corp	231,954	5,550,872
		111,317,672
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	134,033	22,523,741
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	15,244	49,853,811
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	23,796	2
Lumine Group Inc Subordinate Voting Shares (a)(b)	63,974	1,696,906
		51,550,719
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	224,686	30,544,062
TOTAL CANADA		255,754,570
CHINA - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV Class N	189,197	7,226,860
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	104,016	21,692,537
TOTAL CHINA		28,919,397
CONGO DEMOCRATIC REPUBLIC OF - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Ivanhoe Mine Ltd Class A (b)	2,427,520	26,073,270
DENMARK - 3.2%
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	1,136,353	95,936,228
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	245,278	48,862,876
TOTAL DENMARK		144,799,104
FRANCE - 9.0%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	110,831	81,062,302
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	140,794	9,861,910
Financials - 1.0%
Capital Markets - 0.2%
Amundi SA (a)(d)	143,964	10,155,681
Insurance - 0.8%
AXA SA	908,383	34,461,471
TOTAL FINANCIALS		44,617,152

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	181,096	49,916,791
Industrials - 2.4%
Aerospace & Defense - 1.8%
Safran SA	188,933	46,835,812
Thales SA	209,688	33,956,485
		80,792,297
Electrical Equipment - 0.6%
Legrand SA	292,751	29,846,792
TOTAL INDUSTRIALS		110,639,089

Information Technology - 1.3%
IT Services - 1.0%
Alten SA	30,185	2,794,767
Capgemini SE	245,192	44,555,410
		47,350,177
Software - 0.3%
Dassault Systemes SE	366,602	14,312,816
TOTAL INFORMATION TECHNOLOGY		61,662,993

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	307,248	53,670,627
TOTAL FRANCE		411,430,864
GERMANY - 10.1%
Financials - 4.5%
Capital Markets - 1.1%
Deutsche Boerse AG	203,641	50,307,046
Insurance - 3.4%
Allianz SE	232,651	75,859,641
Hannover Rueck SE	120,310	31,739,079
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83,240	45,118,776
Health Care - 1.8%
Biotechnology - 0.3%
BioNTech SE ADR (b)	105,838	13,099,569
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA (b)	904,764	34,700,123
Pharmaceuticals - 0.7%
Merck KGaA	219,862	33,188,723
TOTAL HEALTH CARE		80,988,415

Industrials - 0.8%
Aerospace & Defense - 0.0%
Rheinmetall AG	2,287	1,792,212
Electrical Equipment - 0.1%
Siemens Energy AG (b)	111,100	6,610,147
Industrial Conglomerates - 0.7%
Siemens AG	136,831	29,333,284
TOTAL INDUSTRIALS		37,735,643

Information Technology - 2.7%
Software - 2.7%
SAP SE	452,595	124,723,532
Materials - 0.3%
Construction Materials - 0.3%
Heidelberg Materials AG	112,176	15,878,875
TOTAL GERMANY		462,351,007
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd	1,607,443	11,300,560
INDIA - 1.5%
Financials - 1.3%
Banks - 1.1%
Axis Bank Ltd	410,909	4,658,798
HDFC Bank Ltd	2,209,051	43,266,192
		47,924,990
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(b)(d)	568,356	10,054,218
TOTAL FINANCIALS		57,979,208

Industrials - 0.2%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (a)	214,600	9,712,386
TOTAL INDIA		67,691,594
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	38,694,030	22,352,763
IRELAND - 0.5%
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	322,545	22,519,131
ITALY - 3.1%
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	1,463,772	27,925,529
UniCredit SpA	1,607,076	73,802,167
		101,727,696
Industrials - 0.9%
Electrical Equipment - 0.4%
Prysmian SpA	238,684	16,674,110
Machinery - 0.2%
Interpump Group SpA	204,829	9,715,024
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	282,740	13,201,131
TOTAL INDUSTRIALS		39,590,265

TOTAL ITALY		141,317,961
JAPAN - 17.7%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	668,758	15,269,208
Nintendo Co Ltd	623,770	40,922,242
		56,191,450
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Fast Retailing Co Ltd	108,915	35,871,952
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Trial Holdings Inc (b)(e)	130,200	2,273,412
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	262,481	4,449,767
TOTAL CONSUMER STAPLES		6,723,179

Financials - 3.0%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	2,110,878	52,018,592
Financial Services - 0.7%
ORIX Corp	1,505,244	31,795,006
Insurance - 1.2%
Tokio Marine Holdings Inc	1,646,249	54,298,841
TOTAL FINANCIALS		138,112,439

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	434,829	58,391,433
Industrials - 7.4%
Electrical Equipment - 0.9%
Fuji Electric Co Ltd	511,980	24,393,268
Mitsubishi Electric Corp	1,086,268	17,804,982
		42,198,250
Industrial Conglomerates - 2.8%
Hitachi Ltd	4,969,041	124,923,881
Machinery - 2.0%
Ebara Corp	596,253	9,821,567
IHI Corp	124,794	7,466,207
Kawasaki Heavy Industries Ltd	260,927	11,785,418
Mitsubishi Heavy Industries Ltd	4,261,158	62,363,100
		91,436,292
Professional Services - 0.3%
BayCurrent Inc	345,397	14,728,397
Trading Companies & Distributors - 1.4%
ITOCHU Corp	1,050,415	48,365,387
Mitsui & Co Ltd	701,689	13,887,821
		62,253,208
TOTAL INDUSTRIALS		335,540,028

Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.2%
Keyence Corp	21,846	9,409,265
IT Services - 0.5%
Fujitsu Ltd	1,205,221	23,308,686
Semiconductors & Semiconductor Equipment - 1.2%
Disco Corp	5,600	1,620,770
Renesas Electronics Corp	1,738,959	23,292,452
Tokyo Electron Ltd	187,954	31,704,833
		56,618,055
Technology Hardware, Storage & Peripherals - 0.7%
FUJIFILM Holdings Corp	1,431,213	31,531,195
TOTAL INFORMATION TECHNOLOGY		120,867,201

Materials - 1.3%
Chemicals - 1.3%
Shin-Etsu Chemical Co Ltd	1,864,278	57,796,781
TOTAL JAPAN		809,494,463
LUXEMBOURG - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
CVC Capital Partners PLC (a)(b)(d)	1,179,443	28,043,862
MEXICO - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	1,620,700	4,201,525
NETHERLANDS - 5.1%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (b)	19,229	12,693,783
Industrials - 2.3%
Professional Services - 1.7%
Wolters Kluwer NV	428,607	78,144,936
Trading Companies & Distributors - 0.6%
IMCD NV	165,040	25,921,572
TOTAL INDUSTRIALS		104,066,508

Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV depository receipt	138,621	102,483,892
BE Semiconductor Industries NV	127,967	16,554,294
		119,038,186
TOTAL NETHERLANDS		235,798,477
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	432,780	7,243,079
SPAIN - 2.2%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Industria de Diseno Textil SA	512,673	27,828,203
Financials - 1.6%
Banks - 1.6%
Banco Santander SA	7,699,704	39,457,178
CaixaBank SA	5,865,283	35,504,652
		74,961,830
TOTAL SPAIN		102,790,033
SWEDEN - 3.0%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	1,951,003	55,655,969
Industrials - 1.8%
Machinery - 1.8%
Atlas Copco AB A Shares	2,046,097	34,181,629
Indutrade AB	1,726,259	47,703,400
		81,885,029
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (b)(c)(f)	30,819	640,711
TOTAL SWEDEN		138,181,709
SWITZERLAND - 3.0%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA Series A	264,852	51,200,840
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	14,819	22,665,789
UBS Group AG	1,223,620	43,449,762
		66,115,551
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG (b)	185,683	22,569,430
TOTAL SWITZERLAND		139,885,821
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	449,706	94,132,460
UNITED KINGDOM - 14.9%
Consumer Discretionary - 3.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	872,526	3,506,260
Hotels, Restaurants & Leisure - 2.8%
Compass Group PLC	1,785,318	61,512,048
Flutter Entertainment PLC (United Kingdom) (b)	74,523	20,152,673
InterContinental Hotels Group PLC	352,093	46,948,573
		128,613,294
Leisure Products - 0.3%
Games Workshop Group PLC	64,873	11,711,486
TOTAL CONSUMER DISCRETIONARY		143,831,040

Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	150,247	4,475,925
Financials - 4.5%
Banks - 1.8%
HSBC Holdings PLC	661,200	6,905,654
Lloyds Banking Group PLC	46,497,751	35,750,539
NatWest Group PLC	6,263,507	33,394,885
Starling Bank Ltd Class D (b)(c)(f)	2,406,800	8,146,842
		84,197,920
Capital Markets - 2.7%
3i Group PLC	763,839	36,697,396
London Stock Exchange Group PLC	567,157	84,397,521
St James's Place PLC	179,500	2,345,804
		123,440,721
TOTAL FINANCIALS		207,638,641

Health Care - 2.0%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (a)(d)	2,328,631	7,131,556
Pharmaceuticals - 1.9%
Astrazeneca PLC	613,102	86,064,582
TOTAL HEALTH CARE		93,196,138

Industrials - 5.1%
Aerospace & Defense - 2.5%
BAE Systems PLC	3,558,849	53,796,409
Rolls-Royce Holdings PLC (b)	8,102,856	60,416,144
		114,212,553
Professional Services - 1.9%
RELX PLC (Netherlands)	1,705,612	85,249,783
Trading Companies & Distributors - 0.7%
Ashtead Group PLC	254,561	16,747,338
RS GROUP PLC	1,953,747	15,758,043
		32,505,381
TOTAL INDUSTRIALS		231,967,717

Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	216,419	2,562,627
TOTAL UNITED KINGDOM		683,672,088
UNITED STATES - 12.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	25,830	14,169,047
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Shell PLC	1,650,998	54,210,112
Financials - 2.2%
Capital Markets - 0.6%
S&P Global Inc	55,418	28,895,499
Financial Services - 0.7%
Mastercard Inc Class A	60,466	33,584,630
Insurance - 0.9%
Marsh & McLennan Cos Inc	174,705	37,890,021
TOTAL FINANCIALS		100,370,150

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	634,322	58,309,567
Industrials - 2.7%
Electrical Equipment - 1.3%
Schneider Electric SE	227,155	57,612,139
Professional Services - 0.5%
Experian PLC	511,731	25,207,704
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	236,966	42,779,340
TOTAL INDUSTRIALS		125,599,183

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Inc	411,423	46,433,200
Materials - 3.3%
Chemicals - 1.0%
Linde PLC	101,910	45,464,089
Construction Materials - 2.3%
CRH PLC (United Kingdom)	517,232	51,613,108
Holcim AG	556,729	55,797,618
		107,410,726
TOTAL MATERIALS		152,874,815

TOTAL UNITED STATES		551,966,074
TOTAL COMMON STOCKS (Cost $3,151,653,148)		4,485,981,360

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(c)(f)	21,668	3,985,867
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc (b)(c)(f)	304,085	5,224,180
Wasabi Holdings Inc Series C (b)(c)(f)	743,562	10,320,641

TOTAL UNITED STATES		15,544,821
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,027,758)		19,530,688

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	83,008,101	83,024,702
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	1,118,527	1,118,639
TOTAL MONEY MARKET FUNDS (Cost $84,142,719)			84,143,341

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,253,823,625)	4,589,655,389
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,885,211
NET ASSETS - 100.0%	4,592,540,600

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $66,794,609 or 1.5% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,385,317 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,318,241 or 0.6% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International Ab	5/14/21 - 10/30/24	2,038,126

Starling Bank Ltd Class D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings Inc	9/09/22	4,319,984

Wasabi Holdings Inc Series C	3/31/21	8,078,504

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,198,288	206,417,078	271,590,664	1,545,368	-	-	83,024,702	83,008,101	0.1%
Fidelity Securities Lending Cash Central Fund	61,625,062	111,539,587	172,046,010	29,974	-	-	1,118,639	1,118,527	0.0%
Total	209,823,350	317,956,665	443,636,674	1,575,342	-	-	84,143,341	84,126,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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